Condensed Consolidated Statements Of Equity (Unaudited) (JPY ¥) In Millions, unless otherwise specified	Total	Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Noncontrolling Interest [Member]	Preferred Stock [Member] Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Common Stock [Member] Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Capital Surplus [Member] Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Retained Earnings Appropriated For Legal Reserve [Member] Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Unappropriated Retained Earnings [Member] Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Unappropriated Retained Earnings [Member] Preferred Stock, Class 5 [Member] Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Accumulated Other Comprehensive Loss, Net Of Taxes [Member] Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Treasury Stock, At Cost [Member] Mitsubishi UFJ Financial Group Shareholders' Equity [Member]
Balance at beginning of period at Mar. 31, 2011			¥ 327,213	¥ 442,100	¥ 1,644,132	¥ 6,395,705	¥ 239,571	¥ 254,103		¥ (628,661)	¥ (11,251)
Initial origination of noncontrolling interests			2,866
Stock-based compensation						(241)
Net income attributable to Mitsubishi UFJ Financial Group	190,964	190,964						190,964
Purchases of shares of treasury stock											(8)
Net change during the period	(103,139)									(103,893)
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders			(5,012)
Issuance of new shares of common stock by way of exercise of the stock acquisition rights					1,007	1,005
Cash dividends, Common stock								(84,764)
Sales of shares of treasury stock											532
Decrease in noncontrolling interests related to deconsolidation of subsidiaries			(57,379)
Cash dividends, Preferred stock	(8,970)								(8,970)
Net decrease resulting from changes in interests in consolidated subsidiaries, consolidated variable interest entities, and affiliated companies											29
Losses on sales of shares of treasury stock								(108)
Net decrease resulting from deconsolidation of investment trust variable interest entities											2,110
Effect of adopting new guidance on embedded credit derivatives (Note 1)								135
Issuance of new shares of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (Note 18)		(12,000)	12,000			(12,000)
Net income attributable to noncontrolling interests	4,246		4,246
Dividends paid to noncontrolling interests			(13,433)
Other comprehensive income (loss), net of taxes:
Net unrealized holding gains on investment securities			150
Reclassification adjustment for losses (gains) included in net income attributable to noncontrolling interests in relation to net unrealized holding gains on investment securities			(83)
Pension liability adjustments			(42)
Reclassification adjustment for losses included in net income attributable to noncontrolling interests in relation to pension liability adjustments			68
Foreign currency translation adjustments			661
Other-net			(533)			(349)
Balance at end of period at Sep. 30, 2011	8,591,870	8,321,148	270,722	442,100	1,645,139	6,384,120	239,571	351,360		(732,554)	(8,588)
Balance at beginning of period at Mar. 31, 2012	8,858,447		275,289	442,100	1,645,144	6,378,619	239,571	482,535		(596,400)	(8,411)
Initial origination of noncontrolling interests			7,447
Stock-based compensation						(577)
Net income attributable to Mitsubishi UFJ Financial Group	596,012	596,012						596,012
Purchases of shares of treasury stock											(6)
Net change during the period	(196,258)									(198,187)
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders			(3,111)
Issuance of new shares of common stock by way of exercise of the stock acquisition rights					891	889
Cash dividends, Common stock								(84,897)
Sales of shares of treasury stock											35
Decrease in noncontrolling interests related to deconsolidation of subsidiaries			(3,015)
Cash dividends, Preferred stock	(8,970)								(8,970)
Net decrease resulting from changes in interests in consolidated subsidiaries, consolidated variable interest entities, and affiliated companies											27
Losses on sales of shares of treasury stock								(7)
Net income attributable to noncontrolling interests	17,074		17,074
Changes in a foreign affiliated company's interests in its subsidiary						(1,816)
Dividends paid to noncontrolling interests			(4,923)
Other comprehensive income (loss), net of taxes:
Net unrealized holding gains on investment securities			2,062
Reclassification adjustment for losses (gains) included in net income attributable to noncontrolling interests in relation to net unrealized holding gains on investment securities			19
Pension liability adjustments			(46)
Reclassification adjustment for losses included in net income attributable to noncontrolling interests in relation to pension liability adjustments			15
Foreign currency translation adjustments			(121)
Other-net			(2,307)			(32)
Balance at end of period at Sep. 30, 2012	¥ 9,174,903	¥ 8,886,520	¥ 288,383	¥ 442,100	¥ 1,646,035	¥ 6,377,083	¥ 239,571	¥ 984,673		¥ (794,587)	¥ (8,355)